Property and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property and Equipment [Line Items]
Depreciation expense	$ 1,336,842	$ 1,905,226	$ 756,464
Impairment loss on property and equipment	97,500	162,544
Cost of Sales [Member]
Property and Equipment [Line Items]
Depreciation expense	179,621	990,818	40,485
Selling and Marketing Expense [Member]
Property and Equipment [Line Items]
Depreciation expense	48,870	33,421	12,735
Property, Plant and Equipment [Member]
Property and Equipment [Line Items]
Impairment loss on property and equipment	$ 62,803	$ 162,544